Note 15 - Commitments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lease Disclosure [Text Block]
15.	COMMITMENTS

In the normal course of business, there are various outstanding commitments and certain contingent liabilities which are not reflected in the accompanying consolidated financial statements. These commitments and contingent liabilities represent financial instruments with off-balance sheet risk. The contract or notional amounts of those instruments reflect the extent of involvement in particular types of financial instruments which were composed of the following at December 31:

(Dollar amounts in thousands)	2020	2019

Commitments to extend credit	$255,429	$260,579
Standby letters of credit	581	1,616

Total	$256,010	$262,195

These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The Company’s exposure to credit loss, in the event of nonperformance by the other parties to the financial instruments, is represented by the contractual amounts as disclosed. The Company minimizes its exposure to credit loss under these commitments by subjecting them to credit approval and review procedures and collateral requirements as deemed necessary. Commitments generally have fixed expiration dates within one year of their origination.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These instruments are issued primarily to support bid or performance-related contracts. The coverage period for these instruments is typically a one-year period with an annual renewal option subject to prior approval by management. Fees earned from the issuance of these letters are recognized over the coverage period. For secured letters of credit, the collateral is typically bank deposit instruments or customer business assets.

Leasing Commitments

The Company leases seven of its branch locations and one loan production office. As of December 31, 2020, net assets recorded under leases amounted to $5.5 million and have remaining lease terms of 1 year to 20 years. As of December 31, 2020, finance lease assets included in premises and equipment, net, totaled $4.7 million and operating lease assets included in accrued interest receivable and other assets on the Consolidated Balance Sheet totaled $742,000. As of December 31, 2020, finance lease obligations included in other borrowings totaled $4.8 million and operating lease obligations included in accrued interest payable and other liabilities on the Consolidated Balance Sheet totaled $746,000.

In December 2020, the Company entered into a new lease agreement for the loan production office located in Mentor, Ohio. The new lease agreement does not exceed 12 months, and, as such, is not considered a capitalized lease as of December 31, 2020.

Lease costs incurred are as follows for the years ended December, 31:

	2020	2019
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$286	$360
Interest Expense	131	132
Other	27	57
Operating lease cost	213	245
Total lease cost	$657	$794

The following table displays the weighted-average term and discount rates for both operating and finance leases outstanding as of December 31, 2020:

	Operating	Finance
Weighted-average term (years)	5.9	15.7
Weighted-average discount rate	2.9%	2.6%

The following table displays the undiscounted cash flows due related to operating and finance leases as of December 31, 2020, along with a reconciliation to the discounted amount recorded on the December 31, 2020 balance sheet:

	Operating	Finance
Undiscounted cash flows due within:
2021	$169	$383
2022	169	385
2023	169	385
2024	133	385
2025	25	385
2026 and thereafter	149	4,100
Total undiscounted cash flows	814	6,023

Impact of present value discount	(68)	(1,184)

Amount reported on balance sheet	$746	$4,839